Stock Options	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
Note 4. Stock Options

On October 10, 2006, the Company’s Board of Directors (the “Board”) adopted and approved the 2006 Incentive Stock Option Plan (the “2006 Plan”) that provides for the grant of stock options to employees, directors, officers and consultants. Stock option grants vest either immediately or over one to five years and expire ten years after the date of grant. Stockholders previously approved 5,000,000 shares for grant under the 2006 Plan, of which 3,347,496 remain available for grant and 326,667 options have been exercised as of August 31, 2014. All shares approved for grant and subsequently forfeited are available for future grant. The Company does not repurchase shares to fulfill the requirements of options that are exercised. The Company issues new shares when options are exercised.

The Company employs the following key weighted-average assumptions in determining the fair value of stock options, using the Black-Scholes option pricing model and the simplified method to estimate the expected term of “plain vanilla” options:

	Years Ended August 31,
	2014	2013
Expected dividend yield	–	–
Expected stock price volatility	154.0% – 154.5%	160.1% – 161.1%
Risk-free interest rate	2.21% – 2.41%	1.14% – 1.24%
Expected term (in years)	7.67	7.67
Exercise price	$2.90	$0.80 – $2.25
Weighted-average grant date fair-value	$2.68	$1.54

A summary of the Company’s stock option activity for the year ended August 31, 2014 and 2013 and related information follows:

	Number of Options	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2012	861,671	2.10
Grants	177,500	1.59
Exercises	(63,333)	1.65
Forfeitures	(5,000)	3.27
Outstanding at August 31, 2013	970,838	2.03
Grants	805,000	2.90
Exercises	(190,000)	1.65
Forfeitures	(260,001)	1.69
Outstanding at August 31, 2014	1,325,837	2.68	8.05 years	$19,500
Exercisable at August 31, 2014	621,337	2.43	6.41 years	$19,500
Available for grant at August 31, 2014	3,347,496

The aggregate intrinsic value in the table above represents the total pretax intrinsic value for all “in-the-money” options (i.e. the difference between the Company’s closing stock price on the last trading day of the period covered by this report and the exercise price, multiplied by the number of shares) that would have been received by the option holders had all in-the-money option holders exercised their vested options on August 31, 2014. The intrinsic value of the option changes based upon the fair market value of the Company’s common stock. Since the closing stock price was $1.50 on August 31, 2014 and 65,001 outstanding options have an exercise price below $1.50 per share, as of August 31, 2014, there is intrinsic value to the Company’s outstanding, in-the-money stock options.

The following table sets forth the share-based compensation cost resulting from stock option grants, including hose previously granted and vesting over time, that were recorded in the Company’s Consolidated Statements of Operations for the years ended August 31, 2014 and 2013 (excludes $87,000 of stock based compensation for restricted stock grants during the year ended August 31, 2014 described in “NOTE 3 - Common Stock and Warrants”):

	Years Ended August 31,
	2014	2013
Stock Compensation Expense:
Selling general and administrative expense	$344,423	$324,230

As of August 31, 2014, the Company had $699,763 of unrecognized compensation cost related to unvested stock options which is expected to be recognized over a period of 3.5 years.

The following table summarizes information about stock options outstanding and exercisable at August 31, 2014:

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Options Outstanding	Weighted Average Contractual Life (years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.80	15,000	8.39	$0.80	15,000	8.39	$0.80
1.32	50,001	0.38	1.32	50,001	0.38	1.32
1.65	320,000	5.70	1.65	320,000	7.97	1.65
2.30	2,500	7.75	2.30	2,500	7.75	2.30
2.50	10,000	6.68	2.50	8,000	6.68	2.50
2.55	33,334	4.11	2.55	33,334	4.11	2.55
2.90	805,000	9.49	2.90	102,500	9.47	2.90
3.27	11,667	0.36	3.27	11,667	0.36	3.27
4.98	16,667	3.61	4.98	16,667	3.61	4.98
5.94	50,001	6.40	5.94	50,001	6.40	5.94
6.51	11,667	0.17	6.51	11,667	0.17	6.51
Total	1,325,837	8.05	$2.68	621,337	6.14	$2.43